Employee Benefit Plans - Funded Status (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amounts recognized in balance sheet:
Noncurrent asset	$ 172	$ 124
Defined Benefit Plans
Change in benefit obligation
Benefit obligation at beginning of year	1,203	1,100
Service cost	2	3	$ 3
Interest cost	13	17	24
Actuarial (gain) loss	(72)	78
Gross benefits paid	(47)	(49)
Plan amendments	6	0
Exchange rates	(31)	61
Curtailments	0	(1)
Transfers	0	(6)
Benefit obligation at end of year	1,072	1,203	1,100
Accumulated benefit obligation at end of year	1,060	1,189
Change in plan assets
Fair value of plan assets at beginning of year	1,055	934
Actual return on plan assets	16	97
Employer contribution	18	38
Gross benefits paid	(47)	(49)
Transfers	0	(6)
Exchange rates	(14)	42
Other	0	(1)
Fair value of plan assets at end of year	1,028	1,055	934
Funded status
Fair value of plan assets	1,028	1,055	934
Benefit obligation	(1,072)	(1,203)	(1,100)
Accrued benefit cost	(44)	(148)
Amounts recognized in balance sheet:
Noncurrent asset	172	124
Current liability	(1)	(1)
Noncurrent liability	(215)	(271)
Total	(44)	(148)
Amounts recognized in accumulated other comprehensive loss:
Net actuarial loss (gain)	276	333
Prior service cost	9	4
Total	285	337
Components of net periodic benefit cost
Service cost	2	3	3
Interest cost	13	17	24
Expected return on plan assets	(43)	(46)	(42)
Amortization of actuarial loss	12	13	14
Amortization of prior service cost	1	1	1
Curtailments	0	0	(9)
Settlement loss	0	1	0
Net periodic benefit gain	(15)	(11)	(9)
Other Postretirement Benefit Plans
Change in benefit obligation
Benefit obligation at beginning of year	3	3
Service cost	0	0
Interest cost	0	0
Actuarial (gain) loss	0	0
Gross benefits paid	0	0
Plan amendments	0	0
Exchange rates	0	0
Curtailments	0	0
Transfers	0	0
Benefit obligation at end of year	3	3	3
Change in plan assets
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contribution	0	0
Gross benefits paid	0	0
Transfers	0	0
Exchange rates	0	0
Other	0	0
Fair value of plan assets at end of year	0	0	0
Funded status
Fair value of plan assets	0	0	0
Benefit obligation	(3)	(3)	(3)
Accrued benefit cost	(3)	(3)
Amounts recognized in balance sheet:
Noncurrent asset	0	0
Current liability	0	0
Noncurrent liability	(3)	(3)
Total	(3)	(3)
Amounts recognized in accumulated other comprehensive loss:
Net actuarial loss (gain)	(3)	(3)
Prior service cost	0	0
Total	(3)	(3)
Components of net periodic benefit cost
Service cost	0	0
Interest cost	0	0
Amortization of actuarial loss	0	0	0
Amortization of prior service cost	0	0	0
Curtailments	0	0	(1)
Net periodic benefit gain	$ 0	$ 0	$ (1)